UNITED STATES
 SECURITIES AND EXCHANGE COMMISSION
Washington, DC  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-21504
Advent/Claymore Enhanced Growth & Income Fund
(Exact name of registrant as specified in charter)

1271 Avenue of the Americas, 45th Floor, New York, NY 10020
(Address of principal executive offices)	(Zip code)
Robert White 1271 Avenue of the Americas, 45th Floor New York, NY 10020
(Name and address of agent for service)

Registrant’s telephone number, including area code:  (212) 482-1600

Date of fiscal year end: October 31

Date of reporting period: November 1, 2013 – January 31, 2014

Item 1.                      Schedule of Investments.
                  Attached hereto.

LCM Advent/Claymore Enhanced Growth & Income Fund
Portfolio of Investments
January 31, 2014 (unaudited)

Principal					Optional Call
Amount ~	Description	Rating*	Coupon	Maturity	Provisions**	Value
	Long-Term Investments - 124.5%
	Convertible Bonds - 86.7%
	Auto Manufacturers - 0.7%
$ 1,207,000	Navistar International Corp.(a)	CCC-	4.500%	10/15/2018	N/A	$ 1,189,649

	Auto Parts & Equipment - 1.8%
401,000	Meritor, Inc.	B-	7.875%	03/01/2026	12/01/20 @ 100	584,207
2,327,000	Meritor, Inc.(d) (h)	B-	4.000%	02/15/2027	02/15/19 @ 100	2,300,821
						2,885,028

	Biotechnology - 9.8%
3,057,000	Cubist Pharmaceuticals, Inc.(a) (h)	NR	1.125%	09/01/2018	N/A	3,612,992
672,000	Emergent Biosolutions, Inc.(a)	NR	2.875%	01/15/2021	N/A	701,400
2,646,000	Exelixis, Inc.	NR	4.250%	08/15/2019	N/A	3,661,402
1,388,000	Gilead Sciences, Inc., Series C(h)	A-	1.000%	05/01/2014	N/A	4,954,293
408,000	Gilead Sciences, Inc., Series D	A-	1.625%	05/01/2016	N/A	1,445,852
605,000	Incyte Corp. Ltd.(a)	NR	0.375%	11/15/2018	N/A	860,991
544,000	InterMune, Inc.(h)	NR	2.500%	12/15/2017	N/A	707,540
						15,944,470

	Diversified Financial Services - 2.2%
EUR 2,000,000	Magyar Nemzeti Vagyonkezelo Zrt, Series RICH (Hungary)	Ba1	3.375%	04/02/2019	N/A	2,863,647
663,000	Walter Investment Management Corp.	NR	4.500%	11/01/2019	N/A	644,353
						3,508,000

	Electric - 0.3%
EUR 300,000	CEZ MH BV, Series MOL (Netherlands)(b)	A-	0.000%	08/04/2017	N/A	421,800

	Electrical Components & Equipment - 1.4%
JPY 200,000,000	Nidec Corp. (Japan)(b)	NR	0.000%	09/18/2015	N/A	2,332,696

	Gas - 0.5%
750,000	ENN Energy Holdings Ltd. (Cayman Islands)(b)	NR	0.000%	02/26/2018	N/A	894,938

	Hand & Machine Tools - 0.7%
JPY 90,000,000	OSG Corp. (Japan)(b)	NR	0.000%	04/04/2022	N/A	1,168,848

	Health Care Products - 4.3%
2,024,000	HeartWare International, Inc.(h)	NR	3.500%	12/15/2017	N/A	2,514,820
1,284,000	Hologic, Inc., Series 2010(c) (d) (h)	B+	2.000%	12/15/2037	12/15/16 @ 100	1,464,563
1,068,000	Volcano Corp.(h)	NR	1.750%	12/01/2017	N/A	1,076,010
1,408,000	Wright Medical Group, Inc.(h)	NR	2.000%	08/15/2017	N/A	1,871,760
						6,927,153

	Health Care Services - 1.2%
1,855,000	LifePoint Hospitals, Inc.(h)	B	3.500%	05/15/2014	N/A	1,986,009

	Home Builders - 5.1%
1,810,000	DR Horton, Inc., Series DHI(h)	BB	2.000%	05/15/2014	N/A	3,269,312
1,513,000	Lennar Corp.(a) (h)	BB-	3.250%	11/15/2021	11/20/16 @ 100	2,764,062
1,436,000	Ryland Group, Inc.(h)	BB-	1.625%	05/15/2018	N/A	2,250,930
						8,284,304

	Home Furnishings - 1.6%
JPY 100,000,000	Sony Corp. (Japan)(b)	NR	0.000%	11/30/2017	N/A	1,712,261
EUR 600,000	Steinhoff Finance Holding GmbH, Series SHF (Austria)	NR	4.000%	01/30/2021	N/A	826,996
						2,539,257

	Household Products & Housewares - 1.0%
HKD 12,000,000	Biostime International Holdings Ltd. (Cayman Islands)(b)	NR	0.000%	02/20/2019	N/A	1,574,544

	Insurance - 2.9%
2,270,000	Radian Group, Inc.(h)	B-	3.000%	11/15/2017	N/A	3,336,900
CHF 1,150,000	Swiss Life Holding AG, Series SLHN (Switzerland)(b)	BBB	0.000%	12/02/2020	N/A	1,384,851
						4,721,751

	Internet - 5.2%
1,893,000	Ctrip.com International Ltd. (Cayman Islands)(a) (h)	NR	1.250%	10/15/2018	N/A	1,733,278
1,602,000	Equinix, Inc.(h)	B+	3.000%	10/15/2014	N/A	2,655,315
1,500,000	WebMD Health Corp.(h)	NR	2.500%	01/31/2018	N/A	1,576,875
2,384,000	Yahoo!, Inc.(a) (b) (h)	BB+	0.000%	12/01/2018	N/A	2,410,820
						8,376,288

	Iron & Steel - 5.0%
52,670	ArcelorMittal, Series MTUS (Luxembourg)(h)	B+	6.000%	01/15/2016	N/A	1,300,291
6,569,000	United States Steel Corp.(h)	BB-	4.000%	05/15/2014	N/A	6,753,753
						8,054,044

	Lodging - 1.4%
1,674,000	MGM Resorts International(h)	B+	4.250%	04/15/2015	N/A	2,353,016

	Machinery-Diversified - 4.7%
1,410,000	Chart Industries, Inc.(h)	B+	2.000%	08/01/2018	N/A	2,003,081
JPY 200,000,000	Ebara Corp., Series 6 (Japan)(b)	NR	0.000%	03/19/2018	N/A	2,848,262
1,250,000	Haitian International Holdings Ltd. (Cayman Islands)	NR	2.000%	02/13/2019	N/A	1,237,112
JPY 100,000,000	IHI Corp. (Japan)(b)	NR	0.000%	03/29/2016	03/28/14 @ 100	1,622,788
						7,711,243

	Media - 0.4%
654,000	Liberty Interactive, LLC(a) (h)	BB	1.000%	09/30/2043	10/05/16 @ 100	676,481

	Mining - 3.7%
4,000,000	Glencore Finance Europe SA (Luxembourg)	BBB	5.000%	12/31/2014	N/A	4,466,000
1,488,000	Royal Gold, Inc.(h)	NR	2.875%	06/15/2019	N/A	1,514,970
						5,980,970

	Miscellaneous Manufacturing - 0.7%
JPY 100,000,000	Nikkiso Co. Ltd. (Japan)(b)	NR	0.000%	08/02/2018	N/A	1,082,267

	Oil & Gas - 3.3%
2,791,000	Chesapeake Energy Corp.(h)	BB-	2.250%	12/15/2038	12/15/18 @ 100	2,614,818
3,008,000	Cobalt International Energy, Inc.(h)	NR	2.625%	12/01/2019	N/A	2,680,880
						5,295,698

	Oil & Gas Services - 0.4%
582,000	Hornbeck Offshore Services, Inc.	BB-	1.500%	09/01/2019	N/A	645,656

	Pharmaceuticals - 9.5%
1,924,000	Array BioPharma, Inc.	NR	3.000%	06/01/2020	N/A	2,032,225
1,021,000	Auxilium Pharmaceuticals, Inc.(h)	NR	1.500%	07/15/2018	N/A	1,277,527
4,104,000	BioMarin Pharmaceutical, Inc.(h)	NR	1.500%	10/15/2020	N/A	4,473,360
294,000	Isis Pharmaceuticals, Inc.(h)	NR	2.750%	10/01/2019	N/A	920,036
1,079,000	Medivation, Inc.(h)	NR	2.625%	04/01/2017	N/A	1,791,140
992,000	Salix Pharmaceuticals Ltd.(h)	NR	1.500%	03/15/2019	N/A	1,594,640
1,205,000	Theravance, Inc.(h)	NR	2.125%	01/15/2023	N/A	1,831,600
1,886,000	Vivus, Inc.(a) (h)	NR	4.500%	05/01/2020	N/A	1,479,331
						15,399,859

	Real Estate - 1.0%
1,626,000	Forest City Enterprises, Inc.(a) (h)	BB-	3.625%	08/15/2020	08/15/18 @ 100	1,643,276

	Real Estate Investment Trusts - 1.1%
1,008,000	ProLogis, LP	BBB	3.250%	03/15/2015	N/A	1,154,160
500,000	SL Green Operating Partnership, LP(a) (h)	BB+	3.000%	10/15/2017	N/A	631,250
						1,785,410

	Semiconductors - 5.2%
1,207,000	Micron Technology, Inc.	BB-	1.875%	06/01/2014	N/A	1,950,814
2,036,000	Micron Technology, Inc., Series G	BB-	3.000%	11/15/2043	11/20/18 @ 83	2,159,433
1,004,000	Novellus Systems, Inc.	BBB	2.625%	05/15/2041	N/A	1,589,457
529,000	NVIDIA Corp.(a)	BB+	1.000%	12/01/2018	N/A	542,556
1,893,000	SunEdison, Inc.(a)	NR	2.000%	10/01/2018	N/A	2,263,318
						8,505,578

	Software - 3.8%
1,329,000	Allscripts Healthcare Solutions, Inc.(a) (h)	NR	1.250%	07/01/2020	N/A	1,563,236
2,677,000	Nuance Communications, Inc.(h)	BB-	2.750%	08/15/2027	08/20/14 @ 100	2,794,119
1,612,000	ServiceNow, Inc.(a) (b)	NR	0.000%	11/01/2018	N/A	1,755,065
						6,112,420

	Telecommunications - 7.8%
EUR 487,626	Alcatel-Lucent, Series ALU (France)	CCC+	4.250%	07/01/2018	N/A	2,299,586
2,849,000	Ciena Corp.(h)	B	0.875%	06/15/2017	N/A	2,923,787
1,202,000	Ciena Corp.	NR	4.000%	12/15/2020	N/A	1,737,641
3,606,000	Clearwire Communications, LLC / Clearwire Finance, Inc.(a) (h)	Ba1	8.250%	12/01/2040	12/01/17 @ 100	4,191,975
EUR 500,000	Nokia OYJ, Series REGS (Finland)	B+	5.000%	10/26/2017	N/A	1,433,172
						12,586,161

	Total Convertible Bonds - 86.7%
	(Cost $131,567,752)					140,586,814

	Corporate Bonds - 7.5%
	Banks - 0.9%
1,416,000	Synovus Financial Corp.	B+	5.125%	06/15/2017	N/A	1,490,340

	Chemicals - 1.3%
1,020,000	Ashland, Inc.	BB	4.750%	08/15/2022	05/15/22 @ 100	981,750
1,020,000	Rockwood Specialties Group, Inc.	BB+	4.625%	10/15/2020	10/15/15 @ 103	1,040,400
						2,022,150

	Commercial Services - 0.5%
715,000	Prospect Medical Holdings, Inc.(a)	B-	8.375%	05/01/2019	05/01/15 @ 106	782,925

	Diversified Financial Services - 1.1%
1,728,000	SLM Corp., Series MTN	BBB-	4.625%	09/25/2017	N/A	1,784,160

	Media - 0.7%
1,121,000	DISH DBS Corp.	BB-	4.625%	07/15/2017	N/A	1,177,050

	Miscellaneous Manufacturing - 0.3%
511,000	LSB Industries, Inc.(a)	B+	7.750%	08/01/2019	08/01/16 @ 104	544,215

	Oil & Gas - 0.3%
500,000	Alta Mesa Holdings, LP / Alta Mesa Finance Services Corp.(h)	B	9.625%	10/15/2018	10/15/14 @ 105	538,750

	Pipelines - 1.2%
1,829,000	Regency Energy Partners, LP / Regency Energy Finance Corp.	BB	5.750%	09/01/2020	06/01/20 @ 100	1,902,160

	Software - 1.2%
1,625,000	First Data Corp.(h)	B-	12.625%	01/15/2021	01/15/16 @ 113	1,901,250

	Total Corporate Bonds - 7.5%
	(Cost $12,102,893)					12,143,000

Number
of Shares	Description					Value
	Convertible Preferred Stocks - 3.2%
	Aerospace & Defense - 0.8%
20,015	United Technologies Corp.(h)	BBB+	7.500%	08/01/2015		1,289,566

	Insurance - 0.4%
20,626	MetLife, Inc.(h)	BBB-	5.000%	03/26/2014		601,248

	Oil & Gas - 1.7%
2,432	Chesapeake Energy Corp.(a) (e) (h)	B-	5.750%	-		2,801,360

	Savings & Loans - 0.3%
9,600	New York Community Capital Trust V	BB	6.000%	11/01/2051		466,618

	Total Convertible Preferred Stocks - 3.2%
	(Cost $5,227,656)					5,158,792

	Common Stocks - 26.8%
	Auto Manufacturers - 1.2%
55,678	General Motors Co.(h)					2,008,862

	Banks - 4.9%
41,000	JPMorgan Chase & Co.(g) (h)					2,269,760
299,800	Mitsubishi UFJ Financial Group, Inc. (Japan)					1,831,401
914,600	Mizuho Financial Group, Inc. (Japan)					1,963,989
41,500	Sumitomo Mitsui Financial Group, Inc. (Japan)					1,962,994
						8,028,144

	Biotechnology - 2.4%
100,000	Amarin Corp. PLC, ADR (United Kingdom)(f) (h)					183,000
14,000	Celgene Corp.(f) (g) (h)					2,127,020
145,000	Coronado Biosciences, Inc.(f) (g) (h)					394,400
15,000	Vertex Pharmaceuticals, Inc.(f) (g)					1,185,600
						3,890,020

	Commercial Services - 0.3%
25,800	Park24 Co. Ltd. (Japan)					535,808

	Entertainment - 0.5%
15,000	Gaming and Leisure Properties, Inc., REIT(h)					520,500
20,000	Penn National Gaming, Inc.(f) (g) (h)					234,600
						755,100

	Health Care Services - 0.5%
27,000	Brookdale Senior Living, Inc.(f) (h)					741,420

	Insurance - 1.8%
60,000	American International Group, Inc.(g) (h)					2,877,600

	Internet - 2.5%
1,000	Google, Inc., Class A(f) (g)					1,180,970
80,135	Yahoo!, Inc.(f) (h)					2,886,463
						4,067,433

	Investment Companies - 0.3%
40,000	Caesars Acquisition Co., Class A(f)					529,200

	Lodging - 1.0%
40,000	Boyd Gaming Corp.(f)					422,400
15,000	Las Vegas Sands Corp.(g)					1,147,800
						1,570,200

	Media - 3.0%
20,203	DISH Network Corp., Class A(f)					1,139,045
28,100	Time Warner Cable, Inc.(h)					3,744,887
						4,883,932

	Miscellaneous Manufacturing - 0.4%
23,900	FUJIFILM Holdings Corp. (Japan)					709,372

	Oil & Gas - 0.7%
50,000	Par Petroleum Corp.(f)					1,120,000

	Oil & Gas Services - 1.5%
47,300	Hornbeck Offshore Services, Inc.(f) (h)					2,020,183
4,575	Technip SA (France)					390,229
						2,410,412

	Pharmaceuticals - 1.0%
20,300	MannKind Corp.(f)					110,026
12,000	Pharmacyclics, Inc.(f) (g) (h)					1,596,840
						1,706,866

	Real Estate Investment Trusts - 0.8%
31,900	ProLogis, Inc.					1,236,444

	Retail - 2.2%
70,000	Aeropostale, Inc.(f) (h)					493,500
30,000	Lululemon Athletica, Inc.(f) (g) (h)					1,370,700
20,000	Tiffany & Co.(g) (h)					1,663,800
						3,528,000

	Telecommunications - 1.8%
61,200	Ixia(f)					782,748
20,138	T-Mobile US, Inc.(f)					615,618
39,378	Vodafone Group PLC, ADR (United Kingdom)(h)					1,459,349
						2,857,715

	Total Common Stocks - 26.8%
	(Cost $44,688,214)					43,456,528

	Warrants - 0.3%
122,616	MannKind Corp., expiring 02/08/2016(f) (h)					275,886
200,000	Vringo, Inc., expiring 06/21/2015(f)					256,000
	(Cost $283,903)					531,886

	Total Long-Term Investments - 124.5%
	(Cost $193,870,418)					201,877,020

Contracts (100 shares per contract)	Options Purchased (f)		Expiration Date	Exercise Price		Value
	Call Options Purchased - 1.4%
2,000	Aeropostale, Inc.		February 2014	$10.00		6,000
200	Alexion Pharmaceuticals, Inc.		May 2014	$150.00		380,000
500	BioMarin Pharmaceutical, Inc.		February 2014	$80.00		25,000
2,200	BioMarin Pharmaceutical, Inc.		March 2014	$80.00		495,000
1,000	Coronado Biosciences, Inc.		February 2014	$15.00		5,000
1,000	Incyte Corp. Ltd.		February 2014	$65.00		450,000
350	Medivation, Inc.		January 2014	$70.00		700,000
1,708	NetApp, Inc.		February 2014	$46.00		69,174
2,000	SPDR S&P 500 ETF Trust		March 2014	$195.00		16,000
200	Vertex Pharmaceuticals, Inc.		July 2014	$100.00		162,000
500	Wright Medical Group, Inc.		February 2014	$35.00		12,500
600	Yahoo!, Inc.		February 2014	$41.00		7,200
	(Cost $2,147,137)					2,327,874

	Put Options Purchased - 1.0%
6,800	iShares MSCI Emerging Markets ETF		February 2014	$37.00		353,600
6,000	iShares MSCI Emerging Markets ETF		February 2014	$37.00		120,000
1,800	SPDR S&P 500 ETF Trust		February 2014	$175.00		286,200
5,000	SPDR S&P 500 ETF Trust		February 2014	$176.00		925,000
	(Cost $1,753,600)					1,684,800
	Total Options Purchased - 2.4%
	(Cost $3,900,737)					4,012,674

	Total Investments - 126.9%
	(Cost $197,771,155)					205,889,694
	Other Assets in excess of Liabilities - 4.1%					6,651,066
	Total Value of Options Written - (0.2%) (Premiums received $631,291)					(356,800)
	Borrowings - (30.8% of Net Assets or 22.6% of Total Investments)					(50,000,000)
	Net Assets - 100.0%					$ 162,183,960

ADR - American Depositary Receipt
AG - Stock Corporation
BV - Limited Liability Company
CHF - Swiss Franc
EUR - Euro
GmbH - Limited Liability
HKD - Hong Kong Dollar
JPY - Japanese yen
LLC - Limited Liability Company
LP - Limited Partnership
N/A- Not Applicable
OYJ - Public Traded Company
PLC - Public Limited Company
SA - Corporation

~ The principal amount is denominated in U.S. Dollars unless otherwise noted.
*
Ratings shown are per Standard & Poor's Rating Group, Moody's Investor Services, Inc. or Fitch Ratings.  Securities classified as NR are not rated. (For securities not rated by Standard & Poor's Rating Group, the rating by Moody's Investor Services, Inc. is provided.  Likewise, for securities not rated by Standard & Poor's Rating Group and Moody's Investor Services, Inc., the rating by Fitch Ratings is provided.)  All ratings are unaudited.  The ratings apply to the credit worthiness of the issuers of the underlying securities and not to the Fund or its shares.

** Date and price of the earliest optional call or put provision. There may be other call provisions at varying prices at later dates.
(a)
Securities are exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.  At January 31, 2014, these securities amounted to $32,148,180, which represents 19.8% of net assets.

(b) Zero coupon bond.
(c) Security becomes an accreting bond after December 15, 2016 with a 2.00% principal accretion rate.
(d) Security is a "step-down" bond where the coupon decreases or steps down at a predetermined date. The rate shown reflects the rate in effect at January 31, 2014.
(e) Security is perpetual and, thus does not have a predetermined maturity date.
(f) Non-income producing security.
(g) Security represents cover for outstanding written options.
(h)
All or a portion of this security has been physically segregated in connection with the line of credit, written options or forward exchange currency contracts. As of January 31, 2014, the total amount segregated was $110,294,312.

Country Breakdown as a % of Long-Term Investments
United States	80.1%
Japan	8.8%
Luxembourg	2.9%
Cayman Islands	2.7%
Hungary	1.4%
France	1.3%
United Kingdom	0.8%
Finland	0.7%
Switzerland	0.7%
Austria	0.4%
Netherlands	0.2%
Subject to change daily.

See previously submitted notes to financial statements for the period ended October 31, 2013.

Contracts (100 shares per contract)	Call Options Written (a)	Expiration Month	Exercise Price	Value
600	American International Group, Inc.	August 2014	$ 60.00	$ (30,600)
140	Celgene Corp.	July 2014	195.00	(39,130)
1,000	Coronado Biosciences, Inc.	February 2014	17.50	(10,000)
10	Google, Inc.	June 2014	1,300.00	(24,190)
410	JPMorgan Chase & Co.	June 2014	67.50	(7,380)
150	Las Vegas Sands Corp.	June 2014	85.00	(36,600)
300	Lululemon Athletica, Inc.	June 2014	60.00	(25,200)
200	Penn National Gaming, Inc.	April 2014	65.00	(31,000)
120	Pharmacyclics, Inc.	May 2014	160.00	(73,200)
200	Tiffany & Co.	May 2014	100.00	(9,000)
150	Vertex Pharmaceuticals, Inc.	July 2014	120.00	(70,500)
	Total Value of Call Options Written			$ (356,800)
	(Premiums received $631,291)

(a) Non-income producing security.

At January 31, 2014, the following forward exchange currency contracts were outstanding:

Forward Exchange Currency Contracts
Contracts to Sell		Counterparty	Settlement Date	Settlement Value	Value at 1/31/2014	Net Unrealized Appreciation (Depreciation)
CHF	1,210,000
for USD	1,364,472	The Bank of New York Mellon	3/19/2014	$1,364,472	$1,336,568	$27,904
EUR	9,385,000
for USD	12,900,913	The Bank of New York Mellon	3/19/2014	12,900,913	12,656,354	244,559
JPY	873,949
for USD	8,460	The Bank of New York Mellon	2/3/2014	8,460	8,569	(109)
JPY	1,908,000,000
for USD	18,518,821	The Bank of New York Mellon	3/19/2014	18,518,821	18,712,960	(194,139)
						$78,215

Contracts to Buy		Counterparty	Settlement Date	Settlement Value	Value at 1/31/2014	Net Unrealized Appreciation (Depreciation)
EUR	300,000
for USD	406,380	The Bank of New York Mellon	2/4/2014	$406,380	$404,566	$(1,814)
EUR	3,270,000
for USD	4,450,323	The Bank of New York Mellon	3/19/2014	4,450,323	4,409,832	(40,491)
HKD	12,000,000
for USD	1,547,608	The Bank of New York Mellon	2/20/2014	1,547,608	1,545,511	(2,097)
JPY	97,000,000
for USD	949,515	The Bank of New York Mellon	3/19/2014	949,515	951,340	1,825
						$(42,577)

		Total unrealized appreciation on forward exchange currency contracts				$35,638

At January 31, 2014, the cost and related gross unrealized appreciation and depreciation on investments for tax purposes, excluding written options, forward exchange currency contracts and foreign currency translations are as follows:

Cost of Investments for Tax Purposes	Gross Tax Unrealized Appreciation	Gross Tax Unrealized Depreciation	Net Tax Unrealized Appreciation on Investments	Net Tax Unrealized Appreciation on Derivatives and Foreign Currency
$198,502,895	$16,211,059	$(8,824,260)	$7,386,799	$310,068

Equity securities listed on an exchange are valued at the last reported sale price on the primary exchange on which they are traded.
Equity securities traded on an exchange for which there are no transactions on a given day are valued at the mean of the closing bid and asked prices.
Securities traded on NASDAQ are valued at the NASDAQ Official Closing Price. Equity securities not listed on a securities exchange or NASDAQ are valued at the mean of the closing bid and asked prices. Debt securities are valued by independent pricing services or dealers using the mean of the closing bid and asked prices for such securities or, if such prices are not available, at prices for securities of comparable maturity, quality and type.
If sufficient market activity is limited or does not exist, the pricing providers or broker dealers may utilize proprietary valuation models which consider market characteristics such as benchmark yield curves, option-adjusted spreads, credit spreads, estimated default rates, coupon rates, anticipated timing of principal repayments, underlying collateral, or other unique security features in order to estimate relevant cash flows, which are then discounted to calculate a security's fair value. Exchange-traded funds are valued at the last sales price or official closing price on the exchange where the security is principally traded. Swaps are valued daily by independent pricing services or dealers using the mid price. Forward exchange currency contracts are valued daily at current exchange rates. Futures contracts are valued using the settlement price established each day on the exchange on which they are traded.
Exchange-traded options are valued at the closing price, if traded that day. If not traded, they are valued at the mean of the bid and asked prices on the primary exchange on which they are traded. Short-term securities with remaining maturities of 60 days or less are valued at amortized cost, which approximates market value.

For those securities where quotations or prices are not available, the valuations are determined in accordance with procedures established in good faith by management and approved by the Board of Trustees ("Trustees"). A valuation committee consisting of representatives from investment management, fund administration, legal and compliance is responsible for the oversight of the valuation process of the Fund and convenes monthly, or more frequently as needed. The valuation committee reviews monthly Level 3 fair valued securities methodology, price overrides, broker quoted securities, price source changes, illiquid securities, unchanged priced securities, halted securities, price challenges, fair valued securities sold and back testing trade prices in relation to prior day closing prices. On a quarterly basis, the valuations and methodologies of all Level 3 fair valued securities are presented to the Fund’s Trustees.

Valuations in accordance with these procedures are intended to reflect each security's (or asset's) fair value. Such fair value is the amount that the Fund might reasonably expect to receive for the security (or asset) upon its current sale. Each such determination is based on a consideration of all relevant factors, which are likley to vary from one pricing context to another. Examples of such factors may include, but are not limited to: (i) the type of security, (ii) the initial cost of the security, (iii) the existence of any contractual restrictions on the security's disposition, (iv) the price and extent of public trading in similar securities of the issuer or of comparable companies, (v)
quotations or evaluated prices from broker-dealers and/or pricing services, (vi) information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange traded securities), (vii) an analysis of the company's financial statements, and
(viii) an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold (e.g. the existence of pending merger activity, public offerings or tender offers that might affect the value of the security.) There were no securities fair valued in accordance with such procedures established by the Trustees at January 31, 2014.

GAAP requires disclosure of fair valuation measurements as of each measurement date. In compliance with GAAP, the Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Fund's own market assumptions
(unobservable inputs). These inputs are used in determining the value of the Fund's investments and summarized in the following fair value hierarchy:

Level 1 – quoted prices in active markets for identical securities

Level 2 - quoted prices in inactive markets or other significant observable inputs (e.g. quoted prices for similar securities;
interest rates; prepayment speed; credit risk; yield curves)

Level 3 - significant unobservable inputs (e.g. discounted cash flow analysis; non-market based methods used to determine fair value)

Observable inputs are those based upon market data obtained from independent sources, and unobservable inputs reflect the Fund's own assumptions based on the best information available. A financial instrument's level within the fair value hierarchy is based on the lowest level of any input both individually and in aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following are certain inputs and techniques that are generally utilized to evaluate how to classify each major type of investment in accordance with GAAP.

Equity Securities (Common and Preferred Stock) – Equity securities traded in active markets where market quotations are readily available are categorized as Level 1.  Equity securities traded in inactive markets and certain foreign equities are valued using inputs which include broker quotes, prices of securities closely related where the security held is not trading but the related security is trading, and evaluated price quotes received from independent pricing providers. To the extent that these inputs are observable, such securities are categorized as Level 2. To the extent that these inputs are unobservable, such securities are categorized as Level 3.

Convertible Bonds & Notes – Convertible bonds and notes are valued by independent pricing providers who employ matrix pricing models utilizing various inputs such as market prices, broker quotes, prices of securities with comparable maturities and qualities, and closing prices of corresponding underlying securities. To the extent that these inputs are observable, such securities are categorized as Level 2. To the extent that these inputs are unobservable, such securities are categorized as Level 3.

Corporate Bonds & Notes – Corporate bonds and notes are valued by independent pricing providers who employ matrix pricing models utilizing various inputs such as market prices, broker quotes, and prices of securities with comparable maturities and qualities and closing prices of corresponding underlying securities. To the extent that these inputs are observable, such securities are categorized as Level 2. To the extent that these inputs are unobservable, such securities are categorized as Level 3.

Transfers between valuation levels, if any, are in comparison to the valuation levels at the end of the previous fiscal year, and are effective using the fair value as of the end of the current fiscal period.

The Fund did not hold any Level 3 securities during the three months ended January 31, 2014.

The following table represents the Fund's investments carried by caption and by level within the fair value hierarchy as of January 31, 2014.

	Quoted Prices in Active Markets for Identical Assets	Significant Other Observable Inputs	Significant Unobservable Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total

(Value in $000s)

Assets:
Convertible Bonds	$-	$140,587	$-	$140,587
Convertible Preferred Stocks	5,159			5,159
Common Stocks	43,456	-	-	43,456
Corporate Bonds	-	12,143	-	12,143
Warrants		532	-	532
Options Purchased	4,013	-	-	4,013
Foreign Exchange Currency Contracts	-	274	-	274
Total	$52,628	$153,536	$-	$206,164

Liabilities:
Options Written	$357	$-	$-	$357
Foreign Exchange Currency Contracts	-	238	-	238
Total	$357	$238	$-	$595

If not referenced in the table, please refer to the Portfolio of Investments for the breakdown of investment type by industry category.

During the three months ended January 31, 2014, there were no transfers between levels.

Item 2.                      Controls and Procedures.

(a)
The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) as of a date within 90 days of the filing date of this report and have concluded, based on such evaluation, that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant on this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)
There was no change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940, as amended) that occurred during the registrant’s last fiscal quarter that has materially affected or is reasonably likely to materially affect the registrant’s internal control over financial reporting.

Item 3.                      Exhibits.

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), is attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Advent/Claymore Enhanced Growth & Income Fund

By:	/s/ Tracy V. Maitland
Tracy V. Maitland
President and Chief Executive Officer

Date:	March 28, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Tracy V. Maitland
Tracy V. Maitland
President and Chief Executive Officer

Date:	March 28, 2014

By:	/s/ Robert White
Robert White
Treasurer and Chief Financial Officer

Date:	March 28, 2014